Offerings - Offering: 1	Jun. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Senior Notes due 2035
Amount Registered | shares	500,000,000,000
Maximum Aggregate Offering Price	$ 498,180,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,271.36
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-277928).